STOCKHOLDERS' EQUITY - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands							1 Months Ended			3 Months Ended		9 Months Ended
	Aug. 17, 2023	May 17, 2023	Mar. 06, 2023	Aug. 22, 2022	May 24, 2022	Mar. 14, 2022	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Capital stock, shares authorized (in shares)										600,000,000.0		600,000,000.0
Common stock, shares authorized (in shares)										300,000,000		300,000,000		300,000,000
Preferred stock, shares authorized (in shares)										300,000,000.0		300,000,000.0
Common stock, shares outstanding (in shares)										94,929,000		94,929,000		94,899,000
Preferred stock, shares outstanding (in shares)										0		0		0
Common stock initially reserved for issuance (in shares)										7,400,000		7,400,000
Shares available for future issuance (in shares)										5,700,000		5,700,000
Shares available for future issuance under awards granted (in shares)										1,600,000		1,600,000
Stock-based compensation expense										$ 1,600	$ 1,100	$ 4,400	$ 3,100
Unrecognized compensation cost										9,800		9,800
Cash dividend paid (in USD per share)	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.08		$ 0.08
Value of cash dividend paid							$ 7,800	$ 15,400
Amount available to declare or pay a dividend										330,900		330,900
Net gains (losses)										53,985	46,580	126,775	98,394
Interest expense										20,899	15,677	62,359	38,126
Cost of sales										1,876,292	1,829,233	5,631,021	5,533,069
Reclassification out of Accumulated Other Comprehensive Income | Fair Value of Derivatives
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Net gains (losses)										5,831	9,157	14,202	9,883
Interest expense										7,794	2,208	21,194	1,190
Cost of sales										(1,963)	6,949	(6,992)	14,138
Reclassification out of Accumulated Other Comprehensive Income | Foreign Currency Translation
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Net gains (losses)										$ 0	$ 0	$ 0	$ (5,445)
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period												3 years
Restricted Stock Units (RSUs) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period												1 year
Restricted Stock Units (RSUs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period												3 years